LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 3.96%
321 Henderson Receivables I LLC
Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	3.02%	$95,452	$94,777
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	3.17%	47,594	46,765
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	718,263	694,042
AmeriCredit Automobile Receivables Trust, 2021-2 A3	12/18/2026	0.34%	5,010,000	4,842,676
Bank of America Credit Card Trust, 2021-A1 A1	09/15/2026	0.44%	2,120,000	1,992,286
Carmax Auto Owner Trust, 2021-4 A3	09/15/2026	0.56%	3,805,000	3,614,804
Carvana Auto Receivables Trust
Series 2021-P2 A3	03/10/2026	0.49%	6,120,000	5,927,030
Series 2021-P4 A-3	01/10/2027	1.31%	7,270,000	6,846,305
Carvana Auto Receivables Trust 2022-P3, 2022-P3	11/10/2027	4.61%	4,800,000	4,715,676
Citibank Credit Card Issuance Trust, 2018-A3 A3	05/23/2025	3.29%	3,500,000	3,477,024
DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	4,069,250	3,465,923
Diamond Resorts Owner Trust
Series 2018-1 A (a)	01/21/2031	3.70%	550,262	540,829
Series 2021-1A A (a)	11/21/2033	1.51%	1,345,147	1,224,261
Elara HGV Timeshare Issuer, 2021-A A (a)	08/27/2035	1.36%	2,226,858	1,970,648
Entergy New Orleans Storm Recovery Funding LLC, 2015-1 A	06/01/2027	2.67%	460,706	448,027
Ford Credit Auto Owner Trust, 2018-2 A (a)	01/15/2030	3.47%	1,400,000	1,386,851
Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/26/2041	3.23%	5,864,371	5,585,818
GM Financial Consumer Automobile Receivables Trust
Series 2021-1 A3	10/16/2025	0.35%	3,042,176	2,955,396
Series 2021-3 A3	06/16/2026	0.48%	5,370,000	5,122,135
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	1,301,429	1,218,756
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	4,403,925	4,295,921
Invitation Homes Trust, 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	4.09%	890,892	882,900
MVW Owner Trust
Series 2019-1A A (a)	11/20/2036	2.89%	570,224	539,961
Series 2019-2A A (a)	10/20/2038	2.22%	808,394	762,459
Series 2021-1WA A (a)	01/22/2041	1.14%	2,247,473	2,025,794
Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	2,143,027	1,885,440
PFS Financing Corp.
Series 2020-G A (a)	02/17/2026	0.97%	2,288,000	2,157,471
Series 2021-B A (a)	08/17/2026	0.77%	3,550,000	3,263,086
Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	3,184,000	2,759,844
Santander Drive Auto Receivables Trust 2022-6, A-3	11/16/2026	4.49%	4,500,000	4,469,590
Sierra Receivables Funding LLC, 2018-3A A (a)	09/20/2035	3.69%	585,873	577,921
SoFi Professional Loan Program LLC
Series 2016-C A2B (a)	12/27/2032	2.36%	11,108	11,108
Series 2016-D A2B (a)	04/25/2033	2.34%	199,240	195,758
SoFi Professional Loan Program Trust, 2021-B AFX (a)	02/15/2047	1.14%	1,790,846	1,491,687
Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	5,825,975	4,882,458
Tesla Auto Lease Trust, 2021-A B (a)	03/20/2025	1.02%	2,900,000	2,759,647
Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	6,185,000	5,955,545
Verizon Owner Trust
Series 2019-B A1A	12/20/2023	2.33%	18,179	18,164
Series 2019-C A1A	04/20/2024	1.94%	119,297	119,018
Volkswagen Auto Loan Enhanced Trust, 2021-1 A-3	06/22/2026	1.02%	5,570,000	5,279,501
TOTAL ASSET BACKED SECURITIES (Cost $106,925,295)				100,503,302

CORPORATE BONDS: 8.59%
Aerospace & Defense: 0.07%
Boeing Co.	02/04/2026	2.20%	2,145,000	1,907,213

Auto Manufacturers: 0.29%
Mercedes-Benz Finance North America LLC (a)	03/01/2024	0.75%	910,000	857,230
General Motors Financial Co., Inc.	10/15/2024	1.20%	1,040,000	954,921
General Motors Financial Co., Inc.	06/20/2025	2.75%	3,050,000	2,809,896
Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	1,415,000	1,347,234
Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	1,600,000	1,405,288
				7,374,569
Banks: 4.34%
Banco Santander SA (b)	02/23/2023	3.13%	2,025,000	2,009,610
Banco Santander SA (b)	03/24/2025	3.50%	1,375,000	1,309,865
Banco Santander SA (b)	05/28/2025	2.75%	1,015,000	928,199
Bank of America Corp. (SOFR + 0.690%) (c)	04/22/2025	0.98%	12,315,000	11,449,048
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	5,740,000	5,095,572
Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	4,785,000	4,169,656
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	2,340,000	2,202,661
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	2,840,000	2,647,780
Canadian Imperial Bank (b)	04/07/2027	3.45%	1,900,000	1,747,987
Citigroup, Inc. (SOFR + 0.669%) (c)	05/01/2025	0.98%	3,940,000	3,651,419
Citigroup, Inc. (SOFR + 1.372%) (c)	05/24/2025	4.14%	3,700,000	3,617,504
Citigroup, Inc. (SOFR + 0.528%) (c)	11/03/2025	1.28%	2,090,000	1,909,810
Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	2,220,000	1,899,883
Credit Suisse AG (b)	05/05/2023	1.00%	2,610,000	2,544,750
Credit Suisse AG (b)	08/09/2023	0.52%	1,805,000	1,728,480
Credit Suisse AG (b)	07/09/2027	5.00%	1,425,000	1,315,769
Deutsche Bank NY (b)	05/28/2024	0.90%	1,135,000	1,048,582
Federation des Caisses Desjardins du Quebec (a)(b)	05/21/2024	0.70%	2,055,000	1,908,687
Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	4,995,000	4,883,514
Goldman Sachs Group, Inc.	03/15/2024	3.00%	2,450,000	2,381,112
Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.201%) (c)	09/29/2025	3.27%	3,965,000	3,777,899
Goldman Sachs Group, Inc. (SOFR + 0.609%) (c)	02/12/2026	0.86%	1,750,000	1,561,465
Goldman Sachs Group, Inc. (SOFR + 0.789%) (c)	12/09/2026	1.09%	2,710,000	2,338,937
HSBC Holdings PLC (SOFR + 1.538%) (b)(c)	04/18/2026	1.65%	750,000	667,068
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	4,050,000	3,627,177
ING Groep NV (b)	04/09/2024	3.55%	2,050,000	1,998,114
ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	1,960,000	1,858,390
JP Morgan Chase & Co. (SOFR + 0.540%) (c)	06/01/2025	0.82%	5,485,000	5,079,072
JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	6,035,000	5,220,779
JP Morgan Chase & Co. (TSFR3M + 0.695%) (c)	02/04/2027	1.04%	2,755,000	2,341,832
Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	2,035,000	1,887,971
Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	2,390,000	2,200,296
Morgan Stanley (SOFR + 1.152%) (c)	07/22/2025	2.72%	1,105,000	1,048,484
Morgan Stanley (SOFR + 0.858%) (c)	07/20/2027	1.51%	4,460,000	3,800,004
NatWest Markets PLC (a)(b)	08/12/2024	0.80%	1,500,000	1,378,035
Royal Bank of Canada (b)	07/26/2024	3.97%	1,930,000	1,896,296
Standard Chartered PLC (3 Month LIBOR USD + 1.080%) (a)(b)(c)	03/15/2024	3.89%	1,175,000	1,163,523
Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	930,000	865,752
Toronto-Dominion Bank (b)	06/06/2025	3.77%	1,855,000	1,792,610
Toronto-Dominion Bank (b)	09/10/2026	1.25%	2,285,000	1,957,336
UBS AG/London (a)(b)	06/01/2023	0.38%	1,615,000	1,565,454
UBS AG/London (a)(b)	08/09/2024	0.70%	2,175,000	2,009,452
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	600,000	578,951
UBS Group AG (1 Year CMT Rate + 1.550%) (a)(b)(c)	05/12/2026	4.49%	1,100,000	1,060,320
				110,125,105
Cosmetics & Personal Care: 0.18%
GSK Consumer Healthcare Capital UK PLC (a)(b)	03/24/2025	3.13%	4,870,000	4,597,636

Diversified Financial Services: 0.68%
AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2023	1.15%	2,730,000	2,593,718
AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2024	1.65%	4,415,000	4,034,704
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	3,200,000	3,007,544
AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	1,415,000	1,210,511
Capital One Financial Corp. (SOFR + 1.370%) (c)	05/09/2025	4.17%	1,940,000	1,887,452
Charles Schwab Corp.	03/03/2027	2.45%	1,550,000	1,391,593
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	1,930,000	1,871,058
Private Export Funding Corp.	06/15/2025	3.25%	1,255,000	1,208,424
				17,205,004
Electric: 0.13%
Eversource Energy	08/15/2025	0.80%	360,000	318,392
Southern California Edison Co.	04/01/2024	1.10%	2,645,000	2,492,642
Southern California Edison Co.	02/01/2026	1.20%	540,000	475,374
				3,286,408
Entertainment: 0.20%
Warnermedia Holdings, Inc. (a)	03/15/2025	3.64%	2,875,000	2,724,278
Warnermedia Holdings, Inc. (a)	03/15/2027	3.76%	2,530,000	2,267,093
				4,991,371
Food: 0.05%
Conagra Brands, Inc.	08/11/2023	0.50%	1,235,000	1,189,675

Healthcare - Products: 0.41%
Baxter International, Inc.	11/29/2024	1.32%	4,730,000	4,365,630
DH Europe Finance II Sarl (b)	11/15/2024	2.20%	1,905,000	1,801,843
PerkinElmer, Inc.	09/15/2024	0.85%	4,480,000	4,155,604
				10,323,077
Healthcare - Services: 0.04%
HCA, Inc. (a)	03/15/2027	3.13%	1,040,000	921,106

Insurance: 0.50%
Equitable Financial Life Global (a)	11/17/2023	0.50%	625,000	595,122
Equitable Financial Life Global (a)	07/07/2025	1.40%	1,875,000	1,688,830
Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	2,370,000	2,202,121
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	1,805,000	1,619,320
Principal Life Global Funding II (a)	04/12/2024	0.75%	2,275,000	2,123,599
Principal Life Global Funding II (a)	01/12/2026	0.88%	1,845,000	1,605,390
Protective Life Global Funding (a)	07/05/2024	0.78%	3,185,000	2,945,654
				12,780,036
Media: 0.05%
Comcast Corp.	03/01/2026	3.15%	1,495,000	1,408,821

Miscellaneous Manufacturing: 0.04%
Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	995,000	934,770

Packaging & Containers: 0.16%
Amcor Finance, Inc.	04/28/2026	3.63%	2,545,000	2,377,344
Berry Global, Inc.	02/15/2024	0.95%	1,845,000	1,733,751
				4,111,095
Pharmaceuticals: 0.43%
AbbVie, Inc.	11/21/2024	2.60%	4,645,000	4,421,669
AbbVie, Inc.	05/14/2026	3.20%	910,000	850,956
Astrazeneca Finance LLC	05/28/2024	0.70%	2,975,000	2,787,291
Takeda Pharmaceutical Co. Ltd. (b)	11/26/2023	4.40%	2,845,000	2,826,653
				10,886,569
Pipelines: 0.26%
Enbridge, Inc. (b)	02/14/2025	2.50%	1,105,000	1,037,997
Energy Transfer Operating LP	05/15/2025	2.90%	595,000	553,519
MPLX LP	03/01/2026	1.75%	2,140,000	1,873,117
ONEOK, Inc.	09/01/2024	2.75%	1,000,000	950,497
TransCanada PipeLines Ltd. (b)	10/12/2024	1.00%	2,490,000	2,294,966
				6,710,096
Real Estate Investment Trusts: 0.15%
Brixmor Operating Partnership LP	06/15/2024	3.65%	970,000	936,281
SITE Centers Corp.	02/01/2025	3.63%	1,115,000	1,054,085
SITE Centers Corp.	06/01/2027	4.70%	1,825,000	1,692,213
				3,682,579
Retail: 0.12%
Genuine Parts Co.	02/01/2025	1.75%	620,000	572,429
Walmart, Inc.	09/09/2025	3.90%	2,405,000	2,362,057
				2,934,486
Software: 0.09%
VMware, Inc.	08/15/2024	1.00%	2,580,000	2,386,577

Telecommunications: 0.24%
NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	1,660,000	1,524,184
Verizon Communications, Inc.	11/20/2025	0.85%	3,875,000	3,395,752
Verizon Communications, Inc.	03/20/2026	1.45%	1,500,000	1,322,141
				6,242,077
Transportation: 0.16%
Canadian Pacific Railway Co. (b)	12/02/2024	1.35%	4,315,000	3,991,432
TOTAL CORPORATE BONDS (Cost $234,345,018)				217,989,702

MORTGAGE BACKED SECURITIES: 7.81%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	3.82%	1,363,589	1,349,311
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/17/2034	3.97%	3,150,000	3,015,835
Angel Oak Mortgage Trust
Series 2020-1 M1 (a)(d)	12/25/2059	3.16%	1,915,000	1,696,677
Series 2020-5 A3 (a)(d)	05/25/2065	2.04%	145,117	129,657
Barclays Commercial Mortgage Securities LLC, 2015-VFM A1 (a)	03/12/2036	2.47%	873,275	814,025
BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 0.975%) (a)(c)	08/15/2036	3.79%	2,366,383	2,300,934
BIG Commercial Mortgage Trust, 2022-BIG A (TSFR1M + 1.342%) (a)(c)	02/15/2039	4.19%	5,600,000	5,387,796
BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	3.77%	4,330,000	4,141,214
BX Commercial Mortgage Trust
Series 2021-21M A (1 Month LIBOR USD + 0.730%) (a)(c)	10/15/2036	3.55%	2,340,000	2,234,509
Series 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	3.74%	2,266,278	2,232,083
Series 2021-XL2 B (1 Month LIBOR USD + 0.998%) (a)(c)	10/15/2038	3.82%	5,134,041	4,851,043
Series 2021-CIP A (1 Month LIBOR USD + 0.921%) (a)(c)	12/15/2038	3.74%	6,050,000	5,792,345
BX Trust 2022-PSB, 2022-PSB (TSFR1M + 2.949%) (a)(c)	08/15/2039	5.79%	1,100,000	1,092,531
Citigroup Commercial Mortgage Trust
Series 2019-PRM B (a)	05/10/2035	3.64%	1,000,000	978,027
Series 2021-PRM2 A (1 Month LIBOR USD + 0.950%) (a)(c)	10/15/2038	3.77%	5,250,000	5,075,340
Comm Mortgage Trust
Series 2015-3BP A (a)	02/12/2035	3.18%	1,030,000	954,896
Series 2013-CR6 A4	03/10/2046	3.10%	615,000	612,449
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	615,000	610,827
Series 2014-UBS2 AM	03/12/2047	4.20%	2,450,000	2,387,376
Series 2014-CR19 A5	08/12/2047	3.80%	1,380,133	1,340,045
Series 2014-LC17 A5	10/11/2047	3.92%	724,000	703,797
Series 2014-CR21 A3	12/10/2047	3.53%	1,667,396	1,608,810
Series 2015-CR27 AM	10/13/2048	3.98%	2,000,000	1,879,812
Connecticut Avenue Securities Trust
Series 2021-R01 1M2 (SOFR30A + 1.550%) (a)(c)	10/25/2041	3.83%	1,820,000	1,728,806
Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/26/2041	3.13%	4,592,944	4,490,548
Series 2022-R01 1M1 (SOFR30A + 1.000%) (a)(c)	12/26/2041	3.28%	1,953,229	1,916,464
Series 2022-R04 (SOFR30A + 2.000%) (a)(c)	03/25/2042	4.28%	1,897,105	1,878,736
Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	4.38%	4,461,170	4,413,834
Series 2022-R06 (SOFR30A + 2.750%) (a)(c)	05/25/2042	5.03%	1,254,062	1,252,968
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	3.80%	3,500,000	3,451,851
ELP Commercial Mortgage Trust, 2021-ELP B (1 Month LIBOR USD + 1.120%) (a)(c)	11/15/2038	3.94%	5,400,000	5,115,903
EQUS Mortgage Trust, 2021-EQAZ A (1 Month LIBOR USD + 0.755%) (a)(c)	10/15/2036	3.57%	5,400,000	5,130,566
Extended Stay America Trust, 2021-ESH A (1 Month LIBOR USD + 1.080%) (a)(c)	07/15/2038	3.90%	1,192,660	1,155,185
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	5.68%	732,128	730,613
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	3.53%	843,180	834,804
Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	3.18%	2,285,506	2,237,820
FHLMC Multifamily Structured Pass Through Certificates
Series K059 A1	09/25/2025	2.76%	1,476,173	1,418,624
Series KC06 A1	02/25/2026	2.17%	507,633	504,740
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	3.93%	395,091	385,276
Series 2021-DNA6 M1 (SOFR30A + 0.800%) (a)(c)	10/25/2041	3.08%	5,250,000	5,145,791
Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/27/2042	3.28%	5,135,067	4,987,796
Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	4.38%	4,401,946	4,389,889
Series 2022-DNA3 (SOFR30A + 2.000%) (a)(c)	04/25/2042	4.28%	2,045,837	2,030,511
Freddie Mac STACR REMIC Trust 2021-DNA6, 2021-DNA6 (SOFR30A + 1.500%) (a)(c)	10/25/2041	3.78%	1,355,927	1,230,503
Freddie Mac STACR Trust, 2018-HRP2 M3AS (1 Month LIBOR USD + 1.000%) (a)(c)	02/25/2047	4.08%	4,216,066	4,141,764
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7 M1 (SOFR30A + 0.850%) (a)(c)	11/25/2041	3.13%	5,150,000	5,015,905
Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	3.58%	4,876,268	4,789,846
Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	5.48%	1,906,681	1,849,708
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	551,772	542,704
Series 2016-SB22 A7F (d)	09/25/2023	1.98%	1,738,376	1,704,190
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	714,649	692,048
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	1,389,983	1,330,203
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	4,583,902	4,383,396
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	1,191,440	1,113,709
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	3.62%	3,850,000	3,713,412
GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.250%) (a)(c)	11/17/2036	4.07%	5,400,000	5,235,625
GS Mortgage Securities Trust
Series 2017-SLP A (a)	10/12/2032	3.42%	3,000,000	2,995,919
Series 2019-600C A (a)	09/12/2034	2.94%	2,065,000	1,924,179
Series 2021-ROSS A (1 Month LIBOR USD + 1.150%) (a)(c)	06/16/2036	3.97%	5,000,000	4,674,875
Series 2013-GC16 B (d)	11/10/2046	5.16%	206,000	201,682
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	959,196
Series 2015-GC28 AS	02/12/2048	3.76%	1,985,000	1,883,418
Series 2021-NQM1 A3 (a)(d)	07/25/2061	1.53%	1,473,068	1,256,807
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	3,630,000	3,608,931
Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	3.62%	4,157,546	4,026,901
Series 2013-C15 A-S	11/17/2045	4.42%	3,325,000	3,275,941
Series 2013-C13 A4 (d)	01/18/2046	3.99%	513,180	507,974
Series 2014-C23 ASB	09/17/2047	3.66%	1,224,320	1,202,116
Series 2014-C22 AS	09/17/2047	4.11%	3,650,000	3,509,597
Series 2013-C10 AS	12/17/2047	3.37%	200,000	198,188
Series 2016-JP3 A-5	08/15/2049	2.87%	1,000,000	911,816
Ladder Capital Commercial Mortgage Trust, 2013-GCP A1 (a)	02/15/2036	3.57%	1,907,342	1,772,317
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	3.52%	2,785,000	2,767,626
Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.92%	1,000,000	995,645
New Residential Mortgage Loan Trust
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	730,540	679,662
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	1,112,150	1,056,159
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	3.73%	639,099	619,074
OPG TRUST, 2021-PORT B (1 Month LIBOR USD + 0.713%) (a)(c)	10/15/2036	3.53%	3,803,826	3,562,098
PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	3.70%	5,750,000	5,519,447
SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.822%) (a)(c)	11/17/2036	3.64%	5,000,000	4,787,055
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B (a)(d)	03/12/2046	3.65%	265,000	258,559
Series 2013-C6 B (a)(d)	04/12/2046	3.88%	700,000	683,835
Verus Securitization Trust
Series 2020-1 A1 (a)(c)	01/25/2060	2.42%	459,205	443,322
Series 2020-1 A3 (a)(c)	01/25/2060	2.72%	1,175,100	1,133,190
WFRBS Commercial Mortgage Trust
Series 2013-C13 AS	05/17/2045	3.35%	650,000	640,123
Series 2013-C14 A5	06/15/2046	3.34%	727,218	718,305
Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	963,129
Series 2014-C22 AS (d)	09/17/2057	4.07%	350,000	335,806
TOTAL MORTGAGE BACKED SECURITIES (Cost $206,586,576)				198,205,969

MUNICIPAL BONDS: 0.46%
Forsyth County School District	02/01/2024	0.92%	1,330,000	1,275,454
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	1,350,000	1,324,506
Nebraska Public Power District	01/01/2024	2.22%	1,700,000	1,652,922
Pennsylvania State University	09/01/2023	1.35%	2,945,000	2,869,702
State of Hawaii	08/01/2025	1.03%	4,220,000	3,830,359
Water Works Board of the City of Birmingham	01/01/2024	2.20%	695,000	678,241
TOTAL MUNICIPAL BONDS (Cost $12,241,431)				11,631,184

U.S. GOVERNMENT AGENCY ISSUES: 3.59%
Federal Farm Credit Banks	06/26/2023	1.77%	5,135,000	5,040,915
Federal Farm Credit Banks	07/17/2023	2.88%	10,985,000	10,863,604
Federal Farm Credit Banks Funding Corp.	03/06/2024	3.63%	10,000,000	9,896,755
Federal Home Loan Banks	09/08/2023	3.38%	9,000,000	8,919,243
Federal Home Loan Banks	06/14/2024	1.75%	12,435,000	11,907,767
Federal Home Loan Banks	04/14/2025	0.50%	9,350,000	8,488,254
Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	7,210,000	7,033,399
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	2,000,000	1,924,752
Federal National Mortgage Association	07/10/2023	0.25%	9,000,000	8,741,488
Federal National Mortgage Association	07/02/2024	1.75%	5,000,000	4,788,442
Federal National Mortgage Association	04/22/2025	0.63%	15,000,000	13,671,088
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $94,405,442)				91,275,707

U.S. GOVERNMENT NOTES: 13.34%
United States Treasury Note	06/15/2024	0.25%	9,580,000	8,949,440
United States Treasury Note	06/30/2024	1.75%	1,885,000	1,805,182
United States Treasury Note	09/30/2024	1.50%	16,795,000	15,926,384
United States Treasury Note	02/15/2025	7.63%	1,500,000	1,612,149
United States Treasury Note	04/15/2025	2.63%	57,095,000	54,844,654
United States Treasury Note	05/31/2025	0.25%	145,980,000	131,336,381
United States Treasury Note	06/15/2025	2.88%	19,675,000	18,980,227
United States Treasury Note	07/15/2025	3.00%	61,425,000	59,380,699
United States Treasury Note	09/15/2025	3.50%	46,620,000	45,676,673
TOTAL U.S. GOVERNMENT NOTES (Cost $349,179,151)				338,511,789

SHORT TERM INVESTMENT: 52.77%
MONEY MARKET FUND: 52.77%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 2.88% (e)(f)^			1,339,269,017	1,339,269,017
TOTAL MONEY MARKET FUND (Cost $1,339,269,017)				1,339,269,017
TOTAL SHORT TERM INVESTMENT (Cost $1,339,269,017)				1,339,269,017

TOTAL INVESTMENTS (Cost $2,342,951,930): 90.52%				2,297,386,670
Other Assets in Excess of Liabilities: 9.48% (g)				240,634,657
TOTAL NET ASSETS: 100.00%				$2,538,021,327

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities total $250,353,377 which represents 9.86% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2022.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2022.
(f)	All or a portion of this security is pledged as collateral for derivative contracts. At September 30, 2022, the value of this collateral totals $12,305.
(g)	Includes assets pledged as collateral for derivative contracts. At September 30, 2022, the value of these assets totals $177,488,003.
^	Holdings is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://sec.gov.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	1 Month Term Secured Overnight Financing Rate

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
September 30, 2022 (Unaudited)

				Currency to be Received		Currency to be Delivered
	Notional	Counterparty	Forward	Currency	U.S. $ Notional Amount at	Currency	U.S. $ Notional Amount on	Unrealized	Unrealized
	Amount	Abbreviation	Settlement Date	Abbreviation	September 30, 2022	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
	$33,979,967	DB	10/19/2022	AUD	$32,520,803	USD	$33,979,967	$–	$(1,459,164)
	23,939,348	DB	10/19/2022	BRL	22,954,201	USD	23,939,348	–	(985,147)
	23,108,722	DB	10/19/2022	CAD	22,317,590	USD	23,108,722	–	(791,132)
	56,469,979	BAML	12/23/2022	CHF	56,153,391	USD	56,469,979	–	(316,588)
	43,524,623	DB	10/19/2022	CHF	42,730,455	USD	43,524,623	–	(794,168)
	1,817,254	DB	10/19/2022	CLP	1,792,535	USD	1,817,254	–	(24,719)
	102,349,077	BAML	12/23/2022	EUR	101,068,938	USD	102,349,077	–	(1,280,139)
	69,412,819	DB	10/19/2022	EUR	68,440,260	USD	69,412,819	–	(972,559)
	16,196,743	DB	10/19/2022	EUR	16,064,913	NOK	16,196,743	–	(131,830)
	14,662,435	DB	10/19/2022	EUR	14,524,173	SEK	14,662,435	–	(138,262)
	6,905,407	DB	10/19/2022	EUR	6,869,542	PLN	6,905,407	–	(35,865)
	86,057,001	BAML	12/23/2022	GBP	88,195,109	USD	86,057,001	2,138,108	–
	41,369,264	DB	10/19/2022	GBP	40,827,160	USD	41,369,264	–	(542,104)
	1,920,990	DB	10/19/2022	ILS	1,817,444	USD	1,920,990	–	(103,546)
	266,749	DB	10/06/2022	ILS	266,557	USD	266,749	–	(192)
	14,968,434	DB	10/19/2022	INR	14,700,490	USD	14,968,434	–	(267,944)
	63,711,109	DB	10/19/2022	JPY	62,954,517	USD	63,711,109	–	(756,592)
	10,141,666	DB	10/19/2022	KRW	9,840,507	USD	10,141,666	–	(301,159)
	71,497,827	DB	10/19/2022	MXN	71,712,659	USD	71,497,827	214,832	–
	48,302,056	BAML	12/23/2022	MXN	48,088,001	USD	48,302,056	–	(214,055)
	24,738,907	DB	10/19/2022	NOK	23,492,729	EUR	24,738,907	–	(1,246,178)
	13,244,128	DB	10/19/2022	NOK	12,609,002	USD	13,244,128	–	(635,126)
	25,268,859	DB	10/19/2022	NZD	23,551,487	USD	25,268,859	–	(1,717,372)
	2,585,489	BAML	12/23/2022	NZD	2,529,792	USD	2,585,489	–	(55,697)
	16,278,449	DB	10/19/2022	PLN	15,571,986	USD	16,278,449	–	(706,463)
	8,490,623	DB	10/19/2022	PLN	8,077,552	EUR	8,490,623	–	(413,071)
	20,287,298	DB	10/19/2022	SEK	19,948,677	EUR	20,287,298	–	(338,621)
	19,924,046	DB	10/19/2022	SEK	19,543,400	USD	19,924,046	–	(380,646)
	4,481,712	DB	10/19/2022	SGD	4,373,284	USD	4,481,712	–	(108,428)
	13,485,578	DB	10/19/2022	ZAR	12,956,602	USD	13,485,578	–	(528,976)
Total Purchase Contracts					866,493,756		879,386,559	2,352,940	(15,245,743)

Sale Contracts:
	$32,915,755	BAML	12/23/2022	USD	$31,359,876	AUD	$32,915,755	$1,555,879	$–
	59,801,759	DB	10/19/2022	USD	57,536,804	AUD	59,801,759	2,264,955	–
	31,192,967	DB	10/19/2022	USD	30,863,271	BRL	31,192,967	329,696	–
	23,866,943	BAML	12/23/2022	USD	22,815,202	CAD	23,866,943	1,051,741	–
	74,347,123	DB	10/19/2022	USD	70,593,945	CAD	74,347,123	3,753,178	–
	113,730,862	DB	10/19/2022	USD	111,785,470	CHF	113,730,862	1,945,392	–
	121,124,798	BAML	12/23/2022	USD	118,161,036	CHF	121,124,798	2,963,762	–
	1,921,805	DB	10/19/2022	USD	1,825,502	CLP	1,921,805	96,303	–
	8,490,623	DB	10/19/2022	PLN	8,292,518	EUR	8,490,623	198,105	–
	20,287,298	DB	10/19/2022	SEK	20,068,874	EUR	20,287,298	218,424	–
	24,738,907	DB	10/19/2022	NOK	24,534,077	EUR	24,738,907	204,830	–
	142,409,238	DB	10/19/2022	USD	140,815,785	EUR	142,409,238	1,593,453	–
	145,355,853	BAML	12/23/2022	USD	142,635,226	EUR	145,355,853	2,720,627	–
	8,006,525	DB	11/16/2022	USD	8,033,868	GBP	8,006,525	–	(27,343)
	41,580,177	DB	10/19/2022	USD	40,827,160	GBP	41,580,177	753,017	–
	125,751,123	BAML	12/23/2022	USD	121,362,893	GBP	125,751,123	4,388,230	–
	268,043	DB	10/06/2022	USD	266,556	ILS	268,043	1,487	–
	6,314,204	DB	10/19/2022	USD	6,160,210	ILS	6,314,204	153,994	–
	20,052,376	DB	10/19/2022	USD	19,939,080	INR	20,052,376	113,296	–
	88,652,426	BAML	12/23/2022	USD	87,888,865	JPY	88,652,426	763,561	–
	116,252,397	DB	10/19/2022	USD	114,114,147	JPY	116,252,397	2,138,250	–
	8,019,748	DB	10/19/2022	USD	7,790,460	KRW	8,019,748	229,288	–
	73,387	BAML	12/23/2022	USD	73,390	MXN	73,387	–	(3)
	31,088,072	DB	10/19/2022	USD	31,031,980	MXN	31,088,072	56,092	–
	16,196,743	DB	10/19/2022	EUR	15,438,477	NOK	16,196,743	758,266	–
	41,117,139	DB	10/19/2022	USD	38,710,592	NOK	41,117,139	2,406,547	–
	58,914,570	BAML	12/23/2022	USD	55,048,440	NZD	58,914,570	3,866,130	–
	60,895,126	DB	10/19/2022	USD	57,423,540	NZD	60,895,126	3,471,586	–
	6,905,407	DB	10/19/2022	EUR	6,779,934	PLN	6,905,407	125,473	–
	18,477,578	DB	10/19/2022	USD	17,862,635	PLN	18,477,578	614,943	–
	14,662,435	DB	10/19/2022	EUR	14,309,444	SEK	14,662,435	352,991	–
	46,930,135	DB	10/19/2022	USD	45,867,918	SEK	46,930,135	1,062,217	–
	13,050,766	DB	10/19/2022	USD	12,827,371	SGD	13,050,766	223,395	–
	13,235,145	DB	10/19/2022	USD	12,956,602	ZAR	13,235,145	278,543	–
Total Sale Contracts					1,496,001,148		1,536,627,453	40,653,651	(27,346)
Net Forward Currency Contracts					$(629,507,392)		$(657,240,894)	$43,006,591	$(15,273,089)
Net Unrealized Appreciation								$27,733,502

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
BRL	BRAZILIAN REAL	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CAD	CANADIAN DOLLAR	KRW	SOUTH KOREAN WON	USD	U.S. DOLLAR
CHF	SWISS FRANC	MXN	MEXICAN PESO	ZAR	SOUTH AFRICAN RAND
CLP	CHILEAN PESO	NOK	NORWEGIAN KRONE
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY
ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2022 (Unaudited)

						Value
Description		Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
	10 Yr Mini JGB	15	Dec-22	$1,539,695	$1,538,402	$1,293	$-
	3 Mo Euro Euribor	1117	Dec-23	265,358,109	267,958,839	-	(2,600,730)
	Aluminum - 90 Day Settlement (a)	1	Oct-22	53,869	61,356	-	(7,487)
	Aluminum - 90 Day Settlement (a)	1	Oct-22	53,681	60,253	-	(6,572)
	Aluminum - 90 Day Settlement (a)	1	Oct-22	53,700	61,660	-	(7,960)
	Aluminum - 90 Day Settlement (a)	4	Nov-22	214,913	243,374	-	(28,461)
	Aluminum - 90 Day Settlement (a)	2	Nov-22	107,725	124,623	-	(16,898)
	Aluminum - 90 Day Settlement (a)	1	Nov-22	53,900	62,556	-	(8,656)
	Aluminum (a)(b)	78	Dec-22	4,213,950	4,466,086	-	(252,136)
	Amsterdam Exchange Index	11	Oct-22	1,381,307	1,362,620	18,687	-
	Brent Crude (a)	353	Oct-22	30,054,420	31,704,977	-	(1,650,557)
	Brent Crude (a)	82	Nov-22	6,848,640	7,195,423	-	(346,783)
	Brent Crude (a)	25	Dec-22	2,049,750	2,110,148	-	(60,398)
	Brent Crude (a)	16	Jan-23	1,291,360	1,321,448	-	(30,088)
	Brent Crude (a)	8	Feb-23	637,040	656,919	-	(19,879)
	Brent Crude (a)	5	Mar-23	393,650	405,656	-	(12,006)
	CAC 40 10 Euro Index	181	Oct-22	10,223,779	11,022,227	-	(798,448)
	Cocoa (NYBOT) (a)	10	Dec-22	235,400	228,384	7,016	-
	Coffee (a)	63	Dec-22	5,234,118	5,378,863	-	(144,745)
	Copper - 90 Day Settlement (a)	1	Oct-22	192,200	184,352	7,848	-
	Copper - 90 Day Settlement (a)	1	Oct-22	191,775	190,826	949	-
	Copper - 90 Day Settlement (a)	1	Oct-22	191,725	189,348	2,377	-
	Copper - 90 Day Settlement (a)	2	Nov-22	380,828	404,592	-	(23,764)
	Copper - 90 Day Settlement (a)	1	Nov-22	190,201	196,692	-	(6,491)
	Copper - 90 Day Settlement (a)	1	Dec-22	189,965	190,579	-	(614)
	Copper (a)(b)	59	Dec-22	11,179,025	11,557,669	-	(378,644)
	Corn (a)	968	Dec-22	32,791,000	31,459,972	1,331,028	-
	Cotton No.2 (a)	197	Dec-22	8,405,990	10,152,352	-	(1,746,362)
	Dollar	197	Dec-22	22,080,548	21,624,483	456,065	-
	Dow Jones Industrial Average Mini E-Cbot Index	94	Dec-22	13,536,470	15,274,586	-	(1,738,116)
	FTSE 100 Index	354	Dec-22	27,330,040	28,901,558	-	(1,571,518)
	Gasoline RBOB (a)	173	Oct-22	17,218,967	17,332,996	-	(114,029)
	Gasoline RBOB (a)	50	Nov-22	4,785,690	4,858,512	-	(72,822)
	Gasoline RBOB (a)	17	Dec-22	1,596,933	1,636,200	-	(39,267)
	Gasoline RBOB (a)	6	Jan-23	559,768	573,790	-	(14,022)
	Hard Red Wheat (a)	70	Dec-22	3,470,250	3,322,908	147,342	-
	Heating Oil (a)	152	Oct-22	20,566,694	20,703,529	-	(136,835)
	Heating Oil (a)	28	Nov-22	3,677,352	3,653,719	23,633	-
	Heating Oil (a)	6	Dec-22	774,522	777,935	-	(3,413)
	Heating Oil (a)	3	Jan-23	380,104	379,034	1,070	-
	Japanese 10 Yr Bond	206	Dec-22	211,081,323	211,414,006	-	(332,683)
	Japanese Yen	266	Dec-22	23,153,637	23,224,201	-	(70,564)
	Lead (a)(b)	9	Dec-22	429,750	448,409	-	(18,659)
	Live Cattle (a)	28	Dec-22	1,646,960	1,651,026	-	(4,066)
	Long Gilt	233	Dec-22	25,078,939	25,063,795	15,144	-
	Low Sulphur Gasoil (a)	221	Nov-22	20,812,675	21,361,180	-	(548,505)
	Low Sulphur Gasoil (a)	52	Dec-22	4,691,700	4,711,334	-	(19,634)
	Low Sulphur Gasoil (a)	13	Jan-23	1,153,425	1,151,765	1,660	-
	Mexican Peso	111	Dec-22	2,720,055	2,688,581	31,474	-
	Nasdaq 100 E-Mini Index	47	Dec-22	10,373,370	12,052,653	-	(1,679,283)
	Natural Gas (a)	102	Oct-22	6,901,320	7,776,436	-	(875,116)
	Natural Gas (a)	7	Dec-22	507,290	515,423	-	(8,133)
	Nickel (a)(b)	8	Dec-22	1,012,416	1,102,151	-	(89,735)
	Nikkei 225 Index (OSE)	228	Dec-22	40,864,506	43,157,453	-	(2,292,947)
	Platinum (a)	8	Jan-23	343,640	360,765	-	(17,125)
	Russell 2000 Mini Index	149	Dec-22	12,440,010	14,179,057	-	(1,739,047)
	S&P 500 E-Mini Index	110	Dec-22	19,808,250	22,714,651	-	(2,906,401)
	S&P/TSX 60 Index	8	Dec-22	1,292,648	1,304,546	-	(11,898)
	SET 50 Index	11	Dec-22	55,513	56,552	-	(1,039)
	Soybean (a)	346	Nov-22	23,610,175	25,427,440	-	(1,817,265)
	Soybean Meal (a)	315	Dec-22	12,694,500	12,543,243	151,257	-
	Soybean Oil (a)	275	Dec-22	10,157,400	11,957,663	-	(1,800,263)
	SPI 200 Index	18	Dec-22	1,861,195	1,888,830	-	(27,635)
	Sugar (a)	62	Feb-23	1,227,699	1,241,333	-	(13,634)
	Swiss Franc	393	Mar-24	103,414,702	105,031,558	-	(1,616,856)
	Tokyo Price Index	260	Dec-22	32,982,795	34,214,406	-	(1,231,611)
	WTI Crude (a)	380	Oct-22	30,206,200	31,695,524	-	(1,489,324)
	WTI Crude (a)	66	Nov-22	5,195,520	5,258,949	-	(63,429)
	WTI Crude (a)	17	Dec-22	1,321,750	1,335,621	-	(13,871)
	WTI Crude (a)	11	Jan-23	842,930	881,370	-	(38,440)
	WTI Crude (a)	7	Feb-23	528,990	538,843	-	(9,853)
	WTI Crude (a)	3	Mar-23	223,830	235,425	-	(11,595)
	Zinc (a)(b)	228	Dec-22	17,003,100	19,818,821	-	(2,815,721)
Total Purchase Contracts						2,196,843	(33,402,033)

Sale Contracts:
	3 Mo Euro Euribor	(73)	Jun-23	$17,341,221	$17,339,304	$-	$(1,917)
	3 Mo Euro Euribor	(64)	Sep-23	15,195,421	15,159,646	-	(35,775)
	3 Mo Euro Euribor	(84)	Dec-23	19,955,310	19,953,109	-	(2,201)
	3 Mo Euro Euribor	(92)	Mar-24	21,863,705	21,826,355	-	(37,350)
	3 Mo Euro Euribor	(127)	Jun-24	30,189,198	30,230,574	41,376	-
	3 Mo Euro Euribor	(117)	Sep-24	27,822,129	27,951,944	129,815	-
	3 Mo Euro Euribor	(95)	Dec-24	22,599,928	22,733,938	134,010	-
	90 Day Euro	(129)	Jun-23	30,745,537	30,852,457	106,920	-
	90 Day Euro	(176)	Sep-23	41,984,800	42,171,283	186,483	-
	90 Day Euro	(259)	Dec-23	61,842,725	61,988,338	145,613	-
	90 Day Euro	(363)	Mar-24	86,820,525	87,018,573	198,048	-
	90 Day Euro	(338)	Jun-24	80,976,350	81,151,125	174,775	-
	90 Day Euro	(309)	Sep-24	74,121,375	74,427,871	306,496	-
	90 Day Euro	(309)	Dec-24	74,202,487	74,465,746	263,259	-
	90 Day Euro	(301)	Mar-25	72,330,300	72,402,279	71,979	-
	Aluminum - 90 Day Settlement (a)	(1)	Oct-22	53,869	61,489	7,620	-
	Aluminum - 90 Day Settlement (a)	(1)	Oct-22	53,681	60,761	7,080	-
	Aluminum - 90 Day Settlement (a)	(1)	Oct-22	53,700	61,409	7,709	-
	Aluminum - 90 Day Settlement (a)	(4)	Nov-22	214,913	245,689	30,776	-
	Aluminum - 90 Day Settlement (a)	(2)	Nov-22	107,725	121,864	14,139	-
	Aluminum - 90 Day Settlement (a)	(1)	Nov-22	53,900	62,090	8,190	-
	Aluminum (a)(b)	(344)	Dec-22	18,584,600	20,116,461	1,531,861	-
	Australian 10 Yr Bond	(986)	Dec-22	73,865,007	74,713,993	848,986	-
	Australian 3 Yr Bond	(160)	Dec-22	10,906,033	10,879,413	-	(26,620)
	Australian Dollar	(681)	Dec-22	43,689,555	44,275,665	586,110	-
	Bovespa Index	(535)	Oct-22	10,959,350	10,744,778	-	(214,572)
	British Pound	(1,292)	Dec-22	90,286,575	88,474,742	-	(1,811,833)
	CAC 40 10 Euro Index	(200)	Oct-22	11,296,993	11,226,203	-	(70,790)
	Canadian 10 Yr Bond	(605)	Dec-22	54,129,619	54,561,509	431,890	-
	Canadian Dollar	(1,052)	Dec-22	76,159,540	76,851,575	692,035	-
	Carbon Emission	(42)	Dec-22	2,746,737	2,746,430	-	(307)
	CBOE Volatility Index (a)	(15)	Oct-22	472,740	467,644	-	(5,096)
	CBOE Volatility Index (a)	(43)	Nov-22	1,336,083	1,313,834	-	(22,249)
	CBOE Volatility Index (a)	(85)	Dec-22	10,071,172	10,155,850	84,678	-
	CBOE Volatility Index (a)	(25)	Dec-22	751,188	737,897	-	(13,291)
	Cocoa (ICE) (a)	(149)	Dec-22	3,227,485	2,980,034	-	(247,451)
	Coffee (a)	(22)	Dec-22	1,827,787	1,841,646	13,859	-
	Copper - 90 Day Settlement (a)	(1)	Oct-22	192,200	185,627	-	(6,573)
	Copper - 90 Day Settlement (a)	(1)	Oct-22	191,775	189,991	-	(1,784)
	Copper - 90 Day Settlement (a)	(1)	Oct-22	191,725	191,196	-	(529)
	Copper - 90 Day Settlement (a)	(2)	Nov-22	380,828	406,183	25,355	-
	Copper - 90 Day Settlement (a)	(1)	Nov-22	190,202	198,199	7,997	-
	Copper - 90 Day Settlement (a)	(1)	Dec-22	189,965	191,147	1,182	-
	Copper (a)	(72)	Dec-22	6,142,500	6,070,452	-	(72,048)
	Copper (a)(b)	(241)	Dec-22	45,663,475	47,321,666	1,658,191	-
	Corn (a)	(282)	Dec-22	9,552,750	9,522,338	-	(30,412)
	Cotton No.2 (a)	(32)	Dec-22	1,365,440	1,384,177	18,737	-
	DAX Index	(193)	Dec-22	57,378,327	59,638,224	2,259,897	-
	Dow Jones Industrial Average Mini E-Cbot Index	(203)	Dec-22	29,233,015	29,937,097	704,082	-
	Euro	(1,125)	Dec-22	138,677,343	137,646,865	-	(1,030,478)
	Euro-Bobl	(1,577)	Dec-22	185,077,570	184,603,776	-	(473,794)
	Euro-BTP	(452)	Dec-22	49,605,002	50,525,596	920,594	-
	Euro-Bund	(1,224)	Dec-22	166,129,366	166,774,467	645,101	-
	Euro-Buxl 30 Yr Bond	(145)	Dec-22	20,838,528	21,819,758	981,230	-
	Euro-OAT	(722)	Dec-22	93,487,240	94,208,554	721,314	-
	Euro-Schatz	(4,056)	Dec-22	425,988,120	428,062,649	2,074,529	-
	Euro-Stoxx 50 Index	(1,063)	Dec-22	34,535,310	34,867,722	332,412	-
	FTSE 100 Index	(202)	Dec-22	15,595,107	15,659,649	64,542	-
	FTSE China A50 Index	(529)	Oct-22	6,832,564	6,849,549	16,985	-
	FTSE MIB Index	(89)	Dec-22	8,953,119	9,378,577	425,458	-
	Gold (a)	(519)	Dec-22	86,776,800	88,313,787	1,536,987	-
	Hang Seng Index	(543)	Oct-22	59,525,139	61,173,044	1,647,905	-
	Hard Red Wheat (a)	(79)	Dec-22	3,916,425	3,457,083	-	(459,342)
	H-Shares Index	(85)	Oct-22	3,201,990	3,266,515	64,525	-
	IBEX 35 Index	(10)	Oct-22	721,647	719,743	-	(1,904)
	Japanese Yen	(247)	Dec-22	21,499,806	21,544,689	44,883	-
	KOSPI 200 Index	(252)	Dec-22	12,437,514	12,525,249	87,735	-
	Lead (a)(b)	(12)	Dec-22	573,000	589,047	16,047	-
	Lean Hogs (a)	(32)	Dec-22	975,680	994,906	19,226	-
	Long Gilt	(884)	Dec-22	95,149,282	99,062,846	3,913,564	-
	MSCI EAFE Index	(276)	Dec-22	22,916,280	22,966,720	50,440	-
	MSCI Emerging Markets Index	(445)	Dec-22	19,390,875	19,542,606	151,731	-
	MSCI Taiwan Index	(101)	Oct-22	4,716,700	4,813,815	97,115	-
	Nasdaq 100 E-Mini Index	(89)	Dec-22	19,643,190	20,058,806	415,616	-
	Natural Gas (a)	(73)	Oct-22	4,939,180	5,031,263	92,083	-
	Natural Gas (a)	(28)	Nov-22	1,978,200	1,997,909	19,709	-
	Natural Gas (a)	(10)	Jan-23	693,700	695,232	1,532	-
	New Zealand Dollar	(34)	Dec-22	1,908,590	1,935,576	26,986	-
	Nickel (a)(b)	(13)	Dec-22	1,645,176	1,746,809	101,633	-
	Nikkei 225 Index (OSE)	(21)	Dec-22	3,763,836	3,752,233	-	(11,603)
	Nikkei 225 Index (SGX)	(56)	Dec-22	5,026,186	5,048,074	21,888	-
	Russell 2000 Mini Index	(152)	Dec-22	12,690,480	12,756,866	66,386	-
	S&P 500 E-Mini Index	(136)	Dec-22	24,490,200	24,885,181	394,981	-
	SGX Nifty 50 Index	(40)	Oct-22	1,367,040	1,346,181	-	(20,859)
	Silver (a)	(348)	Dec-22	33,127,860	32,751,793	-	(376,067)
	Soybean (a)	(211)	Nov-22	14,398,112	15,189,028	790,916	-
	Soybean Meal (a)	(125)	Dec-22	5,037,500	5,138,128	100,628	-
	Soybean Oil (a)	(6)	Dec-22	221,616	221,812	196	-
	Sugar (a)	(677)	Feb-23	13,405,683	13,504,301	98,618	-
	Swiss Franc	(143)	Dec-22	18,257,525	18,418,409	160,884	-
	Swiss Franc	(20)	Sep-23	5,257,531	5,242,261	-	(15,270)
	Swiss Franc	(24)	Dec-23	6,310,713	6,294,253	-	(16,460)
	Swiss Franc	(32)	Mar-24	8,420,536	8,415,347	-	(5,189)
	Swiss Franc	(1,589)	Mar-24	380,446,325	381,252,813	806,488	-
	Swiss Franc	(15)	Jun-24	3,949,848	3,945,119	-	(4,729)
	Swiss Franc	(17)	Sep-24	4,480,290	4,474,890	-	(5,400)
	Swiss Franc	(31)	Dec-24	8,179,027	8,254,077	75,050	-
	Swiss Franc	(29)	Mar-25	7,663,085	7,690,376	27,291	-
	Tokyo Price Index	(61)	Dec-22	7,738,272	8,009,327	271,055	-
	U.S. 10 Yr Note	(2,741)	Dec-22	307,163,313	310,331,539	3,168,226	-
	U.S. 2 Yr Note	(3,340)	Dec-22	686,004,694	691,879,332	5,874,638	-
	U.S. 5 Yr Note	(5,539)	Dec-22	595,485,778	596,471,554	985,776	-
	U.S. Long Bond	(1,055)	Dec-22	133,358,593	137,998,215	4,639,622	-
	U.S. Ultra Bond	(260)	Dec-22	35,620,000	35,734,363	114,363	-
	Wheat (a)	(138)	Dec-22	6,358,350	5,661,864	-	(696,486)
	Zinc (a)(b)	(357)	Dec-22	26,623,275	28,502,263	1,878,988	-
Total Sale Contracts						44,645,024	(5,718,379)
Total Futures Contracts						$46,841,867	$(39,120,412)
Net Unrealized Appreciation						$7,721,455

(a)	London Metal Exchange (‘‘LME’’) futures contracts settle on their respective maturity date.

COMEX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

Investment Valuation
Fair Value Measurement Summary
September 30, 2022 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of September 30, 2022:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$100,503,302	$-	$100,503,302
Corporate Bonds	-	217,989,702	-	217,989,702
Mortgage Backed Securities	-	198,205,969	-	198,205,969
Municipal Bonds	-	11,631,184	-	11,631,184
U.S. Government Agency Issues	-	91,275,707	-	91,275,707
U.S. Government Notes	-	338,511,789	-	338,511,789
Short Term Investment	1,339,269,017	-	-	1,339,269,017
Total Investments	$1,339,269,017	$958,117,653	$-	$2,297,386,670

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(12,892,803)	$-	$(12,892,803)
Sale	-	40,626,305	-	40,626,305
Total Forward Currency Contracts	-	27,733,502	-	27,733,502
Futures Contracts
Long	(31,205,190)	-	-	(31,205,190)
Short	38,926,645	-	-	38,926,645
Total Futures Contracts	7,721,455	-	-	7,721,455
Total Other Financial Instruments	$7,721,455	$27,733,502	$-	$35,454,957

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at September 30, 2022.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.